Feb. 27, 2020

Vanguard International Value Fund

Supplement Dated October 9, 2020, to the Prospectus and Summary Prospectus Dated February 27, 2020

Important Changes to Vanguard International Value Fund

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Trustees' Equity Fund, on behalf of Vanguard International Value Fund (the Fund), has approved a restructuring of the Fund's investment advisory team, adding Sprucegrove Investment Management Ltd. (Sprucegrove) as a new investment advisor and removing Edinburgh Partners Limited (Edinburgh Partners) as an investment advisor to the Fund.

The Fund operates under the terms of an SEC exemption, whereby the Fund's board of trustees may, without prior approval from shareholders, hire a new third-party investment advisor. Vanguard may also recommend to the board of trustees of the Fund that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

Effective on October 12, 2020, Sprucegrove will manage the portion of the Fund's assets currently managed by Edinburgh Partners.

Sprucegrove and the Fund's other investment advisors—ARGA Investment Management, LP (ARGA) and Lazard Asset Management LLC (Lazard)—each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

In connection with the addition of Sprucegrove as an advisor to the Fund, effective on October 12, 2020, Arjun Kumar and Shirley Woo are added as co-portfolio managers for Sprucegrove's portion of the Fund.

In addition, effective on October 25, 2020, Edinburgh Partners will no longer serve as an investment advisor to the Fund. All references to Edinburgh Partners in the Prospectus and Summary Prospectus will be removed.

The Fund's investment objective, strategies, and policies will remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following table under the "Fees and Expenses" heading on page 1 in the Fund Summary section is restated as follows:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.36%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.38%

1 The expense information shown in the table has been restated to reflect estimated amounts.

In the same section, the following table under "Example" is restated as follows:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

The following is added and all references to Edinburgh Partners Limited (Edinburgh Partners) are removed under the heading "Investment Advisors" in the Fund Summary section:

Sprucegrove Investment Management Ltd. (Sprucegrove)

In the same section, the following is added to the list of Portfolio Managers:

Arjun Kumar, CFA, Portfolio Manager of Sprucegrove. He has co-managed a portion of the Fund since October 2020.

Shirley Woo, CFA, Portfolio Manager of Sprucegrove. She has co-managed a portion of the Fund since October 2020.

Prospectus Text Changes

The following is added and all references to Edinburgh Partners are removed under the heading "Security Selection" in the More on the Fund section:

Sprucegrove employs a disciplined, value-oriented, global investment strategy to select stocks. The foundation of the firm's investment philosophy is the belief that investors' short-term focus allows high-quality companies to trade at a discount. A firm that strictly adheres to its disciplined long-term approach can be patient and wait for exploitable valuation opportunities that allow the firm to purchase high-quality businesses at a substantial discount to their long-term value and hold them through market volatility. The investment process was founded on intense proprietary research, with analysts identifying high-quality companies as measured against five criteria: above-average consistent profitability, sustainable competitive advantages, financial strength, opportunity for growth, and capable management.

The following is added and all references to Edinburgh Partners are removed under the heading "Investment Advisors" in the More on the Fund section:

• Sprucegrove Investment Management Ltd., 181 University Ave., Suite 1300, Toronto, Ontario, Canada, MH5 3M7, is an investment management firm founded 1993. As of July 31, 2020, Sprucegrove managed approximately $13 billion in assets.

The following replaces similar text in the same section:

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor's portion of the Fund relative to that of the MSCI ACWI ex USA Index over the preceding 60-month period. When the performance adjustment is positive, the Fund's expenses increase; when it is negative, expenses decrease.

In the same section, the following is added to the list of portfolio managers:

Arjun Kumar, CFA, Portfolio Manager of Sprucegrove. He has worked in investment management since 2002, has managed investment portfolios since 2013, has been with Sprucegrove since 2002, and has co-managed a portion of the Fund since October 2020. Education: B.A. (Honors) in Economics and Commerce, University of Toronto; M.B.A., University of Toronto.

Shirley Woo, CFA, Portfolio Manager of Sprucegrove. She has worked in investment management since 1987, has managed investment portfolios since 1993, has been with Sprucegrove since 1993, and has co-managed a portion of the Fund since October 2020. Education: B.A., University of Toronto.

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PS 046A 102020